Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales of Products by Metal (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Less: Smelter and refining charges	$ (5,411)	$ (6,712)	$ (16,015)	$ (41,273)	$ (50,909)
Total consolidated sales	411,433	205,334	1,103,902	720,246	542,549
Silver Contracts [Member]
Segment Reporting [Line Items]
Total consolidated sales	295,633	117,977	688,383	413,312	301,768
Gold [Member]
Segment Reporting [Line Items]
Total consolidated sales	56,977	31,359	165,996	109,245	97,449
Lead [Member]
Segment Reporting [Line Items]
Total consolidated sales	22,297	22,106	91,272	87,223	72,728
Zinc [Member]
Segment Reporting [Line Items]
Total consolidated sales	36,873	33,125	131,954	130,767	116,230
Copper [Member]
Segment Reporting [Line Items]
Total consolidated sales	412	391	3,194	416	0
Total Metal [Member]
Segment Reporting [Line Items]
Total consolidated sales	406,781	198,246	1,064,784	699,690	537,266
Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	$ 4,652	$ 7,088	$ 39,118	$ 20,556	$ 5,283